COMMITMENTS, CONTINGENCIES AND DEBT (Details Narrative) - USD ($)							1 Months Ended	5 Months Ended	12 Months Ended			29 Months Ended
	Dec. 16, 2024	Jun. 26, 2023	Mar. 20, 2023	Dec. 03, 2020	Apr. 15, 2016	Mar. 22, 2016	Aug. 31, 2022	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Jan. 31, 2023
Product Liability Contingency [Line Items]
Forgiveness of DECD loan											$ 1,000,000
other income										2,000,000
Insurance reimbursment received											250,000
Royalty expense										293,000	324,000
Research and development expense										$ 3,266,000	$ 4,035,000
Research Collaboration Agreement With Johns Hopkins University School Of Medicine [Member]
Product Liability Contingency [Line Items]
Percentage of royalty paid										4.00%
Annual minimum royalties										$ 57,500
Sponsored Research Agreement [Member]
Product Liability Contingency [Line Items]
Sponsored research agreement, amount							$ 1,252,000
Sponsored research agreement, paid percentage								68.00%			15.00%
Research and development expense											$ 215,000	$ 1,083,000
Payments of research agreements										1,040,000
Additional payments										212,000
License Agreement With Multiple Entities [Member]
Product Liability Contingency [Line Items]
Initial license fee			$ 75,000
Annual license fee			$ 50,000
License Agreement With Multiple Entities [Member] | Maximum [Member]
Product Liability Contingency [Line Items]
Royalty expense										1,350,000
New Sub Lease Agreement [Member]
Product Liability Contingency [Line Items]
Security deposit													$ 10,000,000
Severance Agreements [Member] | Chief Executive Officer [Member]
Product Liability Contingency [Line Items]
Severance expense	$ 393,000
Accrual for severance expense relates to salary	375,000
Accrual for severance expense relates to benefits	$ 18,000
Accrued for severance										356,000
Accrued for health and dental insurance										$ 18,000
Austin Texas Facility [Member]
Product Liability Contingency [Line Items]
Operating lease, renewal term										54 months		54 months
Lease expires date										Aug. 31, 2031
Lease extended description										option to extend the lease for an additional three years
Short term lease expenses										$ 58,000	114,000
Variable rent expense										58,000	114,000
Amended Loan Agreement [Member]
Product Liability Contingency [Line Items]
Unamortized debt issuance costs										4,000,000		$ 4,000,000
Long-term debt, gross										$ 614,000		$ 614,000
Forecast [Member] | Sponsored Research Agreement [Member]
Product Liability Contingency [Line Items]
Sponsored research agreement, paid percentage									17.00%
DECD Loan [Member]
Product Liability Contingency [Line Items]
Line of credit, maximum borrowing capacity						$ 4,000,000
Debt instrument fixed interest rate						2.00%
Maturity date						Apr. 15, 2026
Proceeds from loan				$ 2,000,000	$ 2,000,000
Maximum loan forgiveness amount under loan agreement						$ 1,500,000
Forgiveness of DECD loan		$ 1,000,000
other income											$ 1,000,000
Percentage of penalty included in loan agreement						5.00%
DECD Loan [Member] | Loan Agreement Target Employment Milestone [Member]
Product Liability Contingency [Line Items]
Proceeds from loan				$ 1,000,000
Insurance Notes [Member]
Product Liability Contingency [Line Items]
Debt instrument fixed interest rate										7.52%	7.79%	7.52%
Maturity date										Aug. 01, 2025
Aggregate principal outstanding amount										$ 614,000	$ 670,000	$ 614,000